OBLIGATIONS UNDER CAPITAL LEASE (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, net	$ 122,490	$ 136,931
Office and warehouse facilities [Member]
Property, net	(101,547)	(87,106)
CEO [Member]
Property, net			0
Directors [Member] | Series A Preferred Stock [Member]
Property, net			$ 0
Convertible Notes Payable Four [Member]
Property, net	$ 224,037	$ 224,037